Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements of Sunoco, Inc. and subsidiaries (collectively, “Sunoco” or the “Company”) contain the accounts of all entities that are controlled and variable interest entities (“VIEs”) for which the Company is the primary beneficiary. Corporate joint ventures and other investees over which the Company does not have a controlling financial interest are accounted for by the equity method. Effective January 1, 2010, the Company adopted new accounting guidance concerning the accounting and reporting for VIEs. The new guidance, among other things, clarifies when a company is to be deemed the primary beneficiary and requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE. Adoption of this new guidance had no impact on the Company’s assessments of its interests in VIEs.

A VIE is defined as a legal entity that has equity investors that do not have sufficient equity at risk for the entity to support its activities without additional subordinated financial support or, as a group, the holders of the equity at risk lack (i) the power to direct the entity’s activities or (ii) the obligation to absorb the expected losses or the right to receive the expected residual returns of the entity. A VIE is required to be consolidated by a company if that company is the primary beneficiary. The primary beneficiary is (i) the company that is subject to a majority of the risk of loss from the VIE’s activities or, if no company is subject to a majority of such risk, the company that is entitled to receive a majority of the VIE’s residual returns, and (ii) has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance.

Sunoco completed divestments of its phenol and acetone chemicals manufacturing facilities during 2011 and completed the sale of the common stock of its polypropylene chemicals business in 2010. In 2009, Sunoco completed the sale of its Tulsa refinery. As a result of these transactions, the results of operations of Sunoco’s chemicals businesses and the Tulsa refinery, including related charges for asset write-downs and gains (losses) recognized in connection with such divestments, have been classified as discontinued operations for all periods presented in the consolidated statements of operations and related notes (Note 2).

On January 17, 2012, the Company completed the separation of SunCoke Energy, Inc. (“SunCoke Energy”) from Sunoco by distributing its remaining shares of SunCoke Energy common stock to Sunoco shareholders by means of a spin-off. The results of operations of SunCoke Energy have been classified as discontinued operations for all periods presented in the consolidated statements of operations and related notes (Note 2).

The Company’s consolidated financial statements reflect the adoption of new accounting guidance on the presentation of comprehensive income (loss). The guidance requires total comprehensive income (loss) to be presented in a single continuous statement or in two separate, but consecutive, statements. The new guidance does not change where the components of comprehensive income (loss) are recognized. The revised presentation has been retrospectively applied to all periods presented.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual amounts could differ from these estimates.

Reclassifications	Reclassifications Certain amounts in the prior years’ financial statements have been reclassified to conform to the current-year presentation.
Revenue Recognition

Revenue Recognition

The Company sells various refined products (including gasoline, middle distillates, residual fuel and petrochemicals), coke and coal and also sells crude oil in connection with the crude oil acquisition and marketing activities of its publicly traded limited partnership. In addition, the Company sells a broad mix of merchandise such as groceries, fast foods and beverages at its convenience stores, operates common carrier pipelines and provides terminalling services, including storage, distribution and blending services, through its publicly traded limited partnership and provides a variety of car care services at its retail gasoline outlets. Revenues related to the sale of products are recognized when title passes, while service revenues are recognized when services are provided. Title passage generally occurs when products are shipped or delivered in accordance with the terms of the respective sales agreements. In addition, revenues are not recognized until sales prices are fixed or determinable and collectibility is reasonably assured.

Crude oil and refined product exchange transactions, which are entered into primarily to acquire crude oil and refined products of a desired quality or at a desired location, are netted in cost of products sold and operating expenses in the consolidated statements of operations.

Consumer excise taxes on sales of refined products and merchandise are included in both revenues and costs and expenses in the consolidated statements of operations, with no effect on net income (loss).

Cash Equivalents

Cash Equivalents

Sunoco considers all highly liquid investments with a remaining maturity of three months or less at the time of purchase to be cash equivalents. These cash equivalents consist principally of time deposits and money market investments.

Inventories

Inventories

Inventories are valued at the lower of cost or market. The cost of crude oil and petroleum and chemical product inventories is determined using the last-in, first-out method (“LIFO”). The cost of coal and coke inventories is determined primarily on a first-in, first-out method. The cost of materials, supplies and other inventories is determined using principally the average-cost method.

Depreciation and Retirements

Depreciation and Retirements

Plants and equipment are generally depreciated on a straight-line basis over their estimated useful lives. Gains and losses on the disposals of fixed assets are generally reflected in net income (loss).

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets held for sale are recorded at the lower of their carrying amount or fair value less cost to sell. Long-lived assets, other than those held for sale, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An asset is considered to be impaired when the undiscounted estimated net cash flows expected to be generated by the asset are less than its carrying amount. The impairment recognized is the amount by which the carrying amount exceeds the fair value of the impaired asset.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill, which represents the excess of the purchase price over the fair value of net assets acquired, and indefinite-lived intangible assets are tested for impairment at least annually rather than being amortized. Sunoco determined that $2 million of goodwill allocated to its Eagle Point refinery was impaired during 2009 (Note 2). No other goodwill or any indefinite-lived intangible assets were impaired during the 2009-2011 period. Intangible assets with finite useful lives are amortized over their useful lives in a manner that reflects the pattern in which the economic benefit of the intangible assets is consumed. In addition, goodwill and intangible assets associated with assets to be disposed of are included in the carrying amount of such assets in determining the gain or loss on disposal.

In September 2011, new accounting guidance was issued related to the testing of goodwill for impairment. This guidance provides entities with the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that the fair value of a reporting unit is not less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test. Entities have the option of bypassing the qualitative analysis in any period and proceeding directly to the two-step impairment test. The provisions of this guidance are effective January 1, 2012 for the Company and are not expected to have a material impact on the consolidated financial statements.

Environmental Remediation

Environmental Remediation

Sunoco accrues environmental remediation costs for work at identified sites where an assessment has indicated that cleanup costs are probable and reasonably estimable. Such accruals are undiscounted and are based on currently available information, estimated timing of remedial actions and related inflation assumptions, existing technology and presently enacted laws and regulations. If a range of probable environmental cleanup costs exists for an identified site, the minimum of the range is accrued unless some other point in the range is more likely in which case the most likely amount in the range is accrued.

Maintenance Shutdowns

Maintenance Shutdowns

Maintenance and repair costs in excess of $500 thousand incurred in connection with major maintenance shutdowns are capitalized when incurred and amortized over the period benefited by the maintenance activities.

Derivative Instruments

Derivative Instruments

From time to time, Sunoco uses swaps, options, futures, forwards and other derivative instruments to hedge a variety of price risks. Such derivative instruments are used to achieve ratable pricing of crude oil purchases, to convert certain expected refined product sales to fixed or floating prices, to lock in what Sunoco considers to be acceptable margins for various refined products and to lock in the price of a portion of the Company’s electricity and natural gas purchases or sales and transportation costs. Sunoco also uses interest rate swaps from time to time to manage interest costs and minimize the effects of interest rate fluctuation on cash flows associated with its credit facilities. Sunoco does not hold or issue derivative instruments for speculative purposes.

While all of these derivative instruments represent economic hedges, certain of these derivatives are not designated as hedges for accounting purposes. Such derivatives include certain contracts that were entered into and closed during the same accounting period and contracts for which there is not sufficient correlation to the related items being economically hedged.

All of the Company’s derivatives are recognized in the consolidated balance sheets at their fair value. Changes in fair value of derivative instruments that have not been designated as hedges for accounting purposes are recognized in earnings as they occur. If the derivative instruments are designated as hedges for accounting purposes, the effective portions of changes in their fair values are reflected initially as a separate component of equity and subsequently recognized in earnings when the hedged items are recognized in earnings. The ineffective portions of changes in the fair values of derivative instruments designated as hedges, if any, are immediately recognized in earnings. The amount of hedge ineffectiveness on derivative contracts during the 2009-2011 period was not material.

Income Tax Uncertainties

Income Tax Uncertainties

The Company recognizes uncertain tax positions in its financial statements when minimum recognition threshold and measurement attributes are met in accordance with current accounting guidance. Unrecognized tax benefits and accruals for interest and penalties are included in other deferred credits and liabilities in the consolidated balance sheets. The Company recognizes interest related to unrecognized tax benefits in interest cost and debt expense and penalties in income tax expense in the consolidated statements of operations.

Retirement Benefit Liabilities

Retirement Benefit Liabilities

The funded status of defined benefit and postretirement benefit plans is fully recognized in the consolidated balance sheets. It is determined by the difference between the fair value of plan assets and the benefit obligation, with the benefit obligation represented by the projected benefit obligation for defined benefit plans and the accumulated postretirement benefit obligation for postretirement benefit plans. Actuarial gains (losses) and prior service benefits (costs) which have not yet been recognized in earnings are recognized as a credit (charge) to the accumulated other comprehensive loss component of equity. The credit (charge) to equity, which is reflected net of related tax effects, is subsequently recognized in earnings when amortized as a component of defined benefit plans and postretirement benefit plans expense. In addition, the credit (charge) may also be recognized in earnings as a result of a plan curtailment or settlement.

Noncontrolling Interests

Noncontrolling Interests

The Company reflects all changes in noncontrolling interests that do not result in a loss of control of the subsidiary as equity transactions at the time of the change. In addition, the Company recognizes any gains (losses) in earnings resulting from the remeasurement of its pre-acquisition equity interests to fair value upon consolidation.

Stock-Based Compensation	Stock-Based Compensation Stock-based compensation awards are recorded utilizing a fair-value-based method of accounting.
Asset Retirement Obligations

Asset Retirement Obligations

Sunoco establishes accruals for the fair value of conditional asset retirement obligations (i.e., legal obligations to perform asset retirement activities in which the timing and/or method of settlement are conditional on a future event that may or may not be within the control of the entity) if the fair value can be reasonably estimated. Sunoco has legal asset retirement obligations for several other assets at its refineries, pipelines and terminals, for which it is not possible to estimate when the obligations will be settled. Consequently, the retirement obligations for these assets cannot be measured at this time.

Fair Value Measurements

Fair Value Measurements

The Company determines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As required, the Company utilizes valuation techniques that maximize the use of observable inputs (levels 1 and 2) and minimize the use of unobservable inputs (level 3) within the fair value hierarchy included in current accounting guidance. The Company generally applies the “market approach” to determine fair value when available. This method uses pricing and other information generated by market transactions for identical or comparable assets and liabilities. Assets and liabilities are classified within the fair value hierarchy based on the lowest level (least observable) input that is significant to the measurement in its entirety.

In May 2011, new accounting guidance was issued which amended certain fair value measurement provisions and provides for enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for fair value measurements based on unobservable inputs (level 3). The provisions of this guidance are effective January 1, 2012 for the Company and are not expected to have a material impact on the consolidated financial statements and disclosures.